SUPPLEMENT DATED APRIL 16, 2019
TO

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS AND MASTERS EXTRA II

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to an investment option that is available under your Contract.

Rational Advisors Inc. advises the Rational VA Funds (Rational Trend Aggregation VA Fund sub-advised by
Tuttle Tactical Management, LLC).

Please retain this supplement with your prospectus for future reference.